UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2012 (Unaudited)

DWS Disciplined Market Neutral Fund
	Shares	Value ($)
Long Positions 102.7%
Common Stocks 100.9%
Consumer Discretionary 18.6%
Auto Components 2.3%
Goodyear Tire & Rubber Co.* (a)	170,400	2,147,040
Lear Corp. (a)	98,300	4,292,761
Visteon Corp.* (a)	36,200	1,813,620

		8,253,421
Automobiles 1.8%
General Motors Co.* (a)	182,000	4,710,160
Thor Industries, Inc. (a)	45,800	1,728,492

		6,438,652
Diversified Consumer Services 0.2%
Service Corp. International (a)	53,000	738,290
Hotels, Restaurants & Leisure 1.3%
Bally Technologies, Inc.* (a)	9,600	433,344
Marriott International, Inc. "A" (a)	36,000	1,306,440
Marriott Vacations Worldwide Corp.* (a)	20,500	816,105
MGM Resorts International* (a)	163,100	1,655,465
Penn National Gaming, Inc.* (a)	1,700	86,394
Wyndham Worldwide Corp. (a)	8,800	431,992

		4,729,740
Household Durables 2.7%
Mohawk Industries, Inc.* (a)	18,700	1,608,013
Newell Rubbermaid, Inc. (a)	21,100	460,191
PulteGroup, Inc.* (a)	276,900	4,654,689
Whirlpool Corp. (a)	30,500	3,106,120

		9,829,013
Internet & Catalog Retail 1.4%
Expedia, Inc. (a)	44,100	2,728,026
Priceline.com, Inc.* (a)	3,500	2,321,060

		5,049,086
Media 0.5%
Lamar Advertising Co. "A"* (a)	13,100	514,437
McGraw-Hill Companies, Inc. (a)	12,400	658,564
Pandora Media, Inc.* (a)	57,600	502,272
The Madison Square Garden Co. "A"* (a)	6,700	293,460

		1,968,733
Multiline Retail 2.3%
Dillard's, Inc. "A" (a)	50,400	4,481,064
Macy's, Inc. (a)	42,400	1,640,880
Sears Holdings Corp.* (a)	54,800	2,302,148

		8,424,092
Specialty Retail 5.9%
Aaron's, Inc. (a)	90,000	2,583,000
American Eagle Outfitters, Inc. (a)	146,500	3,105,800
Ascena Retail Group, Inc.* (a)	49,400	992,940
AutoNation, Inc.* (a)	24,100	938,454
Best Buy Co., Inc. (a)	87,700	1,149,747
Foot Locker, Inc. (a)	74,700	2,677,248
GameStop Corp. "A" (a)	160,900	4,223,625
PetSmart, Inc. (a)	23,700	1,674,642
The Gap, Inc. (a)	117,800	4,059,388

		21,404,844
Textiles, Apparel & Luxury Goods 0.2%
Carter's, Inc.* (a)	17,000	901,680
Consumer Staples 2.3%
Food & Staples Retailing 0.9%
Costco Wholesale Corp. (a)	11,400	1,185,486
CVS Caremark Corp. (a)	6,500	302,315
Kroger Co. (a)	7,900	207,296
Whole Foods Market, Inc. (a)	17,200	1,605,792

		3,300,889
Food Products 1.3%
Bunge Ltd. (a)	36,500	2,670,340
Dean Foods Co.* (a)	36,000	617,040
Smithfield Foods, Inc.* (a)	60,100	1,344,437
Tyson Foods, Inc. "A" (a)	14,800	283,716

		4,915,533
Personal Products 0.1%
Nu Skin Enterprises, Inc. "A" (a)	5,900	267,860
Energy 10.1%
Energy Equipment & Services 0.4%
Helmerich & Payne, Inc. (a)	23,900	1,247,580
Unit Corp.* (a)	2,100	94,332

		1,341,912
Oil, Gas & Consumable Fuels 9.7%
Chesapeake Energy Corp. (a)	10,400	177,112
Cimarex Energy Co. (a)	59,100	3,553,092
ConocoPhillips (a)	78,900	4,492,566
HollyFrontier Corp. (a)	102,000	4,623,660
Marathon Oil Corp. (a)	56,200	1,733,770
Marathon Petroleum Corp. (a)	76,700	4,566,718
Murphy Oil Corp. (a)	67,900	3,852,646
Phillips 66 (a)	79,100	4,142,467
Tesoro Corp. (a)	111,100	4,697,308
Ultra Petroleum Corp.* (a)	85,500	1,714,275
Valero Energy Corp. (a)	5,700	183,882
WPX Energy, Inc.* (a)	91,800	1,449,522

		35,187,018
Financials 17.6%
Capital Markets 2.0%
Ares Capital Corp. (a)	76,300	1,353,562
BlackRock, Inc. (a)	6,800	1,339,872
Raymond James Financial, Inc. (a)	9,000	339,750
T. Rowe Price Group, Inc. (a)	49,400	3,194,698
The Goldman Sachs Group, Inc. (a)	7,100	836,309

		7,064,191
Commercial Banks 4.7%
Associated Banc-Corp. (a)	135,600	1,742,460
East West Bancorp., Inc. (a)	51,600	1,091,340
First Niagara Financial Group, Inc. (a)	79,800	601,692
KeyCorp (a)	508,900	4,111,912
Popular, Inc.* (a)	171,100	3,382,647
SunTrust Banks, Inc. (a)	59,400	1,612,710
Zions Bancorp. (a)	222,100	4,457,547

		17,000,308
Consumer Finance 1.5%
Capital One Financial Corp. (a)	40,400	2,327,040
Discover Financial Services (a)	48,200	2,005,602
SLM Corp. (a)	75,400	1,247,870

		5,580,512
Diversified Financial Services 1.5%
Bank of America Corp. (a)	128,000	1,262,080
Citigroup, Inc. (a)	79,700	2,755,229
Moody's Corp. (a)	27,500	1,335,950

		5,353,259
Insurance 3.4%
Aflac, Inc. (a)	13,300	704,767
Alleghany Corp.* (a)	600	210,600
Arch Capital Group Ltd.* (a)	22,300	1,005,730
Aspen Insurance Holdings Ltd. (a)	19,800	619,740
Assured Guaranty Ltd. (a)	78,500	1,095,075
Axis Capital Holdings Ltd. (a)	18,300	658,251
Cincinnati Financial Corp. (a)	4,500	182,340
Fidelity National Financial, Inc. "A" (a)	101,900	2,466,999
Markel Corp.* (a)	1,300	622,700
MBIA, Inc.* (a)	324,900	2,904,606
PartnerRe Ltd. (a)	11,000	911,680
White Mountains Insurance Group Ltd. (a)	1,900	978,994

		12,361,482
Real Estate Investment Trusts 4.4%
American Tower Corp. (REIT) (a)	13,000	974,090
Brandywine Realty Trust (REIT) (a)	212,300	2,532,739
CBL & Associates Properties, Inc. (REIT) (a)	101,800	2,291,518
Chimera Investment Corp. (REIT) (a)	699,500	1,916,630
Duke Realty Corp. (REIT) (a)	146,400	1,976,400
Hospitality Properties Trust (REIT) (a)	49,300	1,119,110
Post Properties, Inc. (REIT) (a)	24,400	1,198,772
Weyerhaeuser Co. (REIT) (a)	149,900	4,131,244

		16,140,503
Real Estate Management & Development 0.1%
Alexander & Baldwin, Inc.* (a)	13,700	409,082
Health Care 12.5%
Biotechnology 3.8%
Alexion Pharmaceuticals, Inc.* (a)	28,800	2,765,376
Amgen, Inc. (a)	25,800	2,291,040
Celgene Corp.* (a)	2,200	172,898
Myriad Genetics, Inc.* (a)	6,500	186,680
Onyx Pharmaceuticals, Inc.* (a)	42,400	3,199,928
Regeneron Pharmaceuticals, Inc.* (a)	20,100	3,548,655
United Therapeutics Corp.* (a)	34,600	1,818,230

		13,982,807
Health Care Equipment & Supplies 1.8%
Boston Scientific Corp.* (a)	844,700	4,679,638
CareFusion Corp.* (a)	5,400	150,768
ResMed, Inc. (a)	31,200	1,282,008
Zimmer Holdings, Inc. (a)	4,700	310,059

		6,422,473
Health Care Providers & Services 5.3%
Aetna, Inc. (a)	62,500	2,699,375
CIGNA Corp. (a)	35,300	1,845,131
Coventry Health Care, Inc. (a)	5,800	253,344
Health Net, Inc.* (a)	179,200	4,220,160
Humana, Inc. (a)	66,300	4,336,683
McKesson Corp. (a)	4,000	377,880
Omnicare, Inc. (a)	15,500	561,720
UnitedHealth Group, Inc. (a)	35,200	1,914,528
WellPoint, Inc. (a)	56,800	3,175,120

		19,383,941
Life Sciences Tools & Services 0.9%
Charles River Laboratories International, Inc.* (a)	13,600	521,832
Illumina, Inc.* (a)	18,500	993,635
Thermo Fisher Scientific, Inc. (a)	26,700	1,696,785

		3,212,252
Pharmaceuticals 0.7%
Mylan, Inc.* (a)	30,400	826,272
Warner Chilcott PLC "A" (a)	149,300	1,740,838

		2,567,110
Industrials 9.9%
Aerospace & Defense 3.0%
Alliant Techsystems, Inc. (a)	43,900	2,634,000
Engility Holdings, Inc.* (a)	44,900	824,364
Exelis, Inc. (a)	67,400	761,620
Huntington Ingalls Industries, Inc. (a)	97,200	3,970,620
Northrop Grumman Corp. (a)	37,300	2,487,910
Textron, Inc. (a)	11,300	265,437

		10,943,951
Airlines 0.2%
United Continental Holdings, Inc.* (a)	27,000	545,940
Commercial Services & Supplies 0.9%
Avery Dennison Corp. (a)	81,200	2,716,140
R.R. Donnelley & Sons Co. (a)	53,300	501,020

		3,217,160
Construction & Engineering 1.4%
Quanta Services, Inc.* (a)	133,300	3,447,138
URS Corp. (a)	38,900	1,465,752

		4,912,890
Electrical Equipment 0.0%
General Cable Corp.* (a)	4,500	129,195
Machinery 3.6%
ITT Corp. (a)	207,400	4,639,538
Oshkosh Corp.* (a)	144,400	4,238,140
Terex Corp.* (a)	166,500	4,027,635
Trinity Industries, Inc. (a)	8,100	257,337

		13,162,650
Professional Services 0.1%
Equifax, Inc. (a)	8,400	430,416
Road & Rail 0.1%
Con-way, Inc. (a)	19,200	539,328
Trading Companies & Distributors 0.6%
GATX Corp. (a)	4,900	206,437
MRC Global, Inc.* (a)	26,200	734,386
United Rentals, Inc.* (a)	29,800	1,237,594

		2,178,417
Information Technology 15.9%
Communications Equipment 2.1%
Brocade Communications Systems, Inc.* (a)	689,900	3,918,632
Cisco Systems, Inc. (a)	87,900	1,662,189
EchoStar Corp. "A"* (a)	60,200	1,887,872

		7,468,693
Computers & Peripherals 1.6%
Lexmark International, Inc. "A" (a)	59,900	1,457,367
SanDisk Corp.* (a)	110,000	4,301,000

		5,758,367
Electronic Equipment, Instruments & Components 1.9%
Avnet, Inc.* (a)	24,300	711,747
AVX Corp. (a)	17,100	174,420
Ingram Micro, Inc. "A"* (a)	62,900	1,018,980
Itron, Inc.* (a)	43,400	1,900,920
Tech Data Corp.* (a)	20,000	883,400
Vishay Intertechnology, Inc.* (a)	223,000	2,163,100

		6,852,567
Internet Software & Services 1.4%
Akamai Technologies, Inc.* (a)	31,600	1,157,192
AOL, Inc.* (a)	71,300	2,675,176
IAC/InterActiveCorp. (a)	28,700	1,353,205

		5,185,573
IT Services 3.6%
Booz Allen Hamilton Holding Corp. (a)	92,000	1,288,920
Computer Sciences Corp. (a)	126,000	4,795,560
CoreLogic, Inc.* (a)	178,300	4,607,272
Lender Processing Services, Inc. (a)	62,200	1,545,670
SAIC, Inc. (a)	66,400	765,592
Total System Services, Inc. (a)	10,900	239,255

		13,242,269
Semiconductors & Semiconductor Equipment 2.1%
First Solar, Inc.* (a)	61,200	1,651,788
Freescale Semiconductor Ltd.* (a)	7,100	65,746
Micron Technology, Inc.* (a)	793,800	4,746,924
Silicon Laboratories, Inc.* (a)	26,700	1,116,594

		7,581,052
Software 3.2%
Cadence Design Systems, Inc.* (a)	184,800	2,352,504
Rovi Corp.* (a)	76,100	1,167,374
Solarwinds, Inc.* (a)	67,900	3,804,437
Symantec Corp.* (a)	231,900	4,350,444

		11,674,759
Materials 7.9%
Chemicals 5.8%
Ashland, Inc. (a)	3,800	269,496
CF Industries Holdings, Inc. (a)	18,200	3,895,346
Cytec Industries, Inc. (a)	8,400	576,576
Huntsman Corp. (a)	218,300	3,588,852
LyondellBasell Industries NV "A" (a)	42,000	2,088,660
NewMarket Corp. (a)	2,100	557,235
PPG Industries, Inc. (a)	13,700	1,702,499
The Sherwin-Williams Co. (a)	22,300	3,401,196
Valspar Corp. (a)	58,900	3,697,742
Westlake Chemical Corp. (a)	18,500	1,339,585

		21,117,187
Containers & Packaging 1.2%
Bemis Co., Inc. (a)	61,100	2,052,960
Packaging Corp. of America (a)	66,900	2,437,836

		4,490,796
Metals & Mining 0.4%
Commercial Metals Co. (a)	107,100	1,451,205
Paper & Forest Products 0.5%
Domtar Corp. (a)	20,400	1,634,244
Telecommunication Services 3.7%
Diversified Telecommunication Services 1.2%
CenturyLink, Inc. (a)	115,700	4,493,788
Wireless Telecommunication Services 2.5%
NII Holdings, Inc.* (a)	212,700	1,078,389
Sprint Nextel Corp.* (a)	792,300	4,539,879
Telephone & Data Systems, Inc. (a)	147,099	3,384,748

		9,003,016
Utilities 2.4%
Electric Utilities 0.8%
Great Plains Energy, Inc. (a)	43,800	886,950
NV Energy, Inc. (a)	99,000	1,814,670

		2,701,620
Independent Power Producers & Energy Traders 0.6%
NRG Energy, Inc. (a)	102,600	2,164,860
Multi-Utilities 0.7%
Ameren Corp. (a)	86,200	2,583,414
Water Utilities 0.3%
American Water Works Co., Inc. (a)	27,800	1,061,126

Total Common Stocks (Cost $325,148,509)		366,753,166
Cash Equivalents 1.8%
Central Cash Management Fund, 0.17% (b) (Cost $6,512,707)	6,512,707	6,512,707

	% of Net Assets	Value ($)

Total Long Positions (Cost $331,661,216) †	102.7	373,265,873
Other Assets and Liabilities, Net	97.0	352,478,642
Securities Sold Short	(99.7)	(362,300,708)

Net Assets	100.0	363,443,807

†
The cost for federal income tax purposes was $337,642,317.  At November 30, 2012, net unrealized appreciation for all securities based on tax cost was $35,623,556.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $46,414,827 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,791,271.

	Shares	Value ($)

Common Stocks Sold Short 99.7%
Consumer Discretionary 20.9%
Auto Components 2.9%
BorgWarner, Inc.	14,700	974,610
Gentex Corp.	240,700	4,272,425
Johnson Controls, Inc.	173,100	4,767,174
TRW Automotive Holdings Corp.	10,800	546,912

		10,561,121
Automobiles 1.0%
Ford Motor Co.	201,600	2,308,320
Harley-Davidson, Inc.	26,700	1,253,832

		3,562,152
Distributors 0.9%
Genuine Parts Co.	36,600	2,382,294
LKQ Corp.	44,800	982,016

		3,364,310
Diversified Consumer Services 1.2%
Apollo Group, Inc. "A"	222,500	4,269,775
Hotels, Restaurants & Leisure 1.8%
Chipotle Mexican Grill, Inc.	5,800	1,529,924
Hyatt Hotels Corp. "A"	68,800	2,511,200
McDonald's Corp.	12,000	1,044,480
WMS Industries, Inc.	78,200	1,321,580

		6,407,184
Household Durables 2.7%
D.R. Horton, Inc.	229,700	4,469,962
Lennar Corp. "A"	120,200	4,572,408
Tempur-Pedic International, Inc.	34,000	906,100

		9,948,470
Internet & Catalog Retail 1.2%
Amazon.com, Inc.	17,900	4,511,695
Leisure Equipment & Products 0.3%
Hasbro, Inc.	30,800	1,184,568
Media 1.4%
Cablevision Systems Corp. (New York Group) "A"	108,000	1,494,720
DIRECTV	12,600	626,220
DISH Network Corp. "A"	44,300	1,640,872
John Wiley & Sons, Inc. "A"	16,800	717,360
Viacom, Inc. "B"	9,100	469,651

		4,948,823
Multiline Retail 1.2%
Big Lots, Inc.	37,800	1,064,448
Dollar Tree, Inc.	29,200	1,218,808
Family Dollar Stores, Inc.	26,900	1,915,280

		4,198,536
Specialty Retail 5.1%
Abercrombie & Fitch Co. "A"	106,200	4,873,518
Bed Bath & Beyond, Inc.	21,300	1,250,736
CarMax, Inc.	41,700	1,512,042
DSW, Inc. "A"	12,300	836,769
Guess?, Inc.	115,800	2,995,746
Sally Beauty Holdings, Inc.	72,900	1,848,015
Tiffany & Co.	66,600	3,928,068
Tractor Supply Co.	16,600	1,487,692

		18,732,586
Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc.	18,700	1,081,608
Fossil, Inc.	28,300	2,446,252
Ralph Lauren Corp.	5,500	863,995

		4,391,855
Consumer Staples 3.9%
Beverages 0.2%
Monster Beverage Corp.	11,400	593,370
Food & Staples Retailing 0.6%
Sysco Corp.	65,400	2,069,910
Food Products 2.6%
General Mills, Inc.	28,700	1,176,413
H.J. Heinz Co.	1,800	105,228
Mead Johnson Nutrition Co.	61,500	4,193,685
Mondelez International, Inc. "A"	158,800	4,111,332

		9,586,658
Household Products 0.2%
Clorox Co.	11,700	893,295
Personal Products 0.3%
Avon Products, Inc.	68,600	956,970
Energy 9.7%
Energy Equipment & Services 2.0%
Dresser-Rand Group, Inc.	66,600	3,517,146
FMC Technologies, Inc.	66,600	2,721,276
Halliburton Co.	20,100	670,335
Rowan Companies PLC "A"	14,500	460,085

		7,368,842
Oil, Gas & Consumable Fuels 7.7%
Cobalt International Energy, Inc.	69,500	1,620,740
Concho Resources, Inc.	18,900	1,516,914
CONSOL Energy, Inc.	122,900	3,852,915
EQT Corp.	53,800	3,231,228
Kinder Morgan, Inc.	16,000	540,960
Noble Energy, Inc.	15,200	1,485,800
Peabody Energy Corp.	113,000	2,837,430
Pioneer Natural Resources Co.	42,200	4,515,400
Range Resources Corp.	53,500	3,425,070
Spectra Energy Corp.	152,800	4,270,760
Teekay Corp.	23,200	747,504

		28,044,721
Financials 15.2%
Capital Markets 2.7%
Ameriprise Financial, Inc.	20,500	1,243,735
Charles Schwab Corp.	133,300	1,746,230
E*TRADE Financial Corp.	210,600	1,773,252
Lazard Ltd. "A"	94,500	2,783,025
TD Ameritrade Holding Corp.	132,900	2,152,980

		9,699,222
Commercial Banks 2.1%
Bank of Hawaii Corp.	26,000	1,130,220
First Horizon National Corp.	466,400	4,412,144
Fulton Financial Corp.	85,400	830,942
M&T Bank Corp.	7,100	693,883
TCF Financial Corp.	63,500	754,380

		7,821,569
Diversified Financial Services 1.7%
CME Group, Inc.	80,100	4,427,127
MSCI, Inc.	39,200	1,136,800
The NASDAQ OMX Group, Inc.	19,500	472,485

		6,036,412
Insurance 3.8%
American International Group, Inc.	136,500	4,522,245
Hartford Financial Services Group, Inc.	30,400	643,872
Kemper Corp.	28,400	840,924
Lincoln National Corp.	32,100	792,870
Principal Financial Group, Inc.	100,100	2,717,715
Progressive Corp.	76,900	1,634,125
Protective Life Corp.	68,500	1,859,775
StanCorp Financial Group, Inc.	21,300	724,413

		13,735,939
Real Estate Investment Trusts 3.7%
American Capital Agency Corp. (REIT)	29,000	914,950
Annaly Capital Management, Inc. (REIT)	184,100	2,709,952
BRE Properties, Inc. (REIT)	41,600	2,023,840
Federal Realty Investment Trust (REIT)	5,300	551,412
Hatteras Financial Corp. (REIT)	52,100	1,388,986
HCP, Inc. (REIT)	29,200	1,315,460
Plum Creek Timber Co., Inc. (REIT)	21,100	904,135
Rayonier, Inc. (REIT)	17,400	867,216
UDR, Inc. (REIT)	122,700	2,823,327

		13,499,278
Thrifts & Mortgage Finance 1.2%
Hudson City Bancorp., Inc.	58,100	468,286
People's United Financial, Inc.	244,700	2,982,893
TFS Financial Corp.	121,400	997,908

		4,449,087
Health Care 9.7%
Biotechnology 1.9%
ARIAD Pharmaceuticals, Inc.	39,100	874,276
BioMarin Pharmaceutical, Inc.	33,400	1,623,240
Medivation, Inc.	8,300	432,845
Vertex Pharmaceuticals, Inc.	94,300	3,752,197

		6,682,558
Health Care Equipment & Supplies 3.2%
Baxter International, Inc.	11,700	775,359
Becton, Dickinson & Co.	34,300	2,629,781
DENTSPLY International, Inc.	82,300	3,267,310
Edwards Lifesciences Corp.	30,200	2,620,454
IDEXX Laboratories, Inc.	14,500	1,355,315
Stryker Corp.	9,700	525,352
Varian Medical Systems, Inc.	7,400	511,784

		11,685,355
Health Care Providers & Services 2.6%
HCA Holdings, Inc.	108,500	3,444,875
Health Management Associates, Inc. "A"	117,900	937,305
Laboratory Corp. of America Holdings	43,900	3,713,501
Universal Health Services, Inc. "B"	8,800	396,616
VCA Antech, Inc.	48,400	1,005,752

		9,498,049
Life Sciences Tools & Services 1.2%
Techne Corp.	11,800	836,620
Waters Corp.	41,600	3,517,280

		4,353,900
Pharmaceuticals 0.8%
Endo Health Solutions, Inc.	42,800	1,226,648
Forest Laboratories, Inc.	47,600	1,687,896

		2,914,544
Industrials 13.9%
Aerospace & Defense 1.5%
Rockwell Collins, Inc.	55,700	3,184,926
TransDigm Group, Inc.	16,800	2,285,136

		5,470,062
Air Freight & Logistics 1.2%
C.H. Robinson Worldwide, Inc.	18,200	1,123,668
Expeditors International of Washington, Inc.	90,200	3,375,284

		4,498,952
Building Products 0.3%
Owens Corning, Inc.	32,800	1,134,224
Commercial Services & Supplies 1.1%
Corrections Corp. of America	14,800	501,720
Iron Mountain, Inc.	81,355	2,570,818
Tyco International Ltd.	30,900	876,633

		3,949,171
Construction & Engineering 1.5%
KBR, Inc.	49,900	1,387,220
Shaw Group, Inc.	86,600	3,890,938

		5,278,158
Electrical Equipment 1.6%
Eaton Corp.	26,300	1,371,808
Emerson Electric Co.	43,400	2,179,982
GrafTech International Ltd.	218,000	2,114,600

		5,666,390
Machinery 4.6%
Caterpillar, Inc.	46,500	3,963,660
Cummins, Inc.	34,300	3,366,888
Deere & Co.	25,200	2,118,060
Donaldson Co., Inc.	16,600	557,428
Illinois Tool Works, Inc.	14,700	905,079
PACCAR, Inc.	27,400	1,203,956
Parker Hannifin Corp.	42,500	3,491,375
SPX Corp.	17,600	1,198,912

		16,805,358
Marine 0.3%
Kirby Corp.	19,300	1,117,084
Professional Services 1.1%
Dun & Bradstreet Corp.	12,100	958,078
IHS, Inc. "A"	34,400	3,169,616

		4,127,694
Road & Rail 0.2%
J.B. Hunt Transport Services, Inc.	8,300	493,435
Landstar System, Inc.	7,900	399,503

		892,938
Trading Companies & Distributors 0.5%
WESCO International, Inc.	26,600	1,719,690
Information Technology 14.4%
Communications Equipment 2.4%
Acme Packet, Inc.	142,700	2,846,865
F5 Networks, Inc.	8,200	768,176
JDS Uniphase Corp.	191,000	2,316,830
Polycom, Inc.	235,100	2,459,146
Riverbed Technology, Inc.	9,300	166,470

		8,557,487
Computers & Peripherals 0.3%
Diebold, Inc.	23,200	693,912
QLogic Corp.	59,400	563,112

		1,257,024
Electronic Equipment, Instruments & Components 1.9%
Corning, Inc.	127,600	1,560,548
Dolby Laboratories, Inc. "A"	41,800	1,394,866
IPG Photonics Corp.	27,000	1,595,700
National Instruments Corp.	95,200	2,315,264

		6,866,378
Internet Software & Services 1.1%
Equinix, Inc.	9,300	1,727,568
Google, Inc. "A"	1,400	977,718
Rackspace Hosting, Inc.	21,200	1,465,344

		4,170,630
IT Services 1.3%
Automatic Data Processing, Inc.	52,400	2,974,224
VeriFone Systems, Inc.	40,800	1,239,912
Western Union Co.	48,400	610,324

		4,824,460
Semiconductors & Semiconductor Equipment 2.5%
Altera Corp.	49,400	1,600,066
Analog Devices, Inc.	38,000	1,542,800
Atmel Corp.	383,400	2,143,206
Cypress Semiconductor Corp.	53,000	537,950
Fairchild Semiconductor International, Inc.	64,800	864,432
PMC-Sierra, Inc.	79,500	409,425
Texas Instruments, Inc.	68,600	2,021,642

		9,119,521
Software 4.9%
Autodesk, Inc.	119,600	3,962,348
Electronic Arts, Inc.	109,200	1,617,252
FactSet Research Systems, Inc.	10,700	988,573
Fortinet, Inc.	43,100	861,138
Informatica Corp.	125,900	3,382,933
MICROS Systems, Inc.	15,400	669,284
Salesforce.com, Inc.	11,300	1,781,671
Solera Holdings, Inc.	42,600	2,204,976
TIBCO Software, Inc.	16,300	408,315
VMware, Inc. "A"	19,500	1,773,525

		17,650,015
Materials 8.8%
Chemicals 4.0%
Air Products & Chemicals, Inc.	39,100	3,242,954
Celanese Corp. "A"	54,700	2,244,888
Dow Chemical Co.	34,900	1,053,631
E.I. du Pont de Nemours & Co.	80,200	3,459,828
Praxair, Inc.	6,600	707,586
Sigma-Aldrich Corp.	51,300	3,720,276

		14,429,163
Containers & Packaging 0.8%
AptarGroup, Inc.	19,200	915,264
Crown Holdings, Inc.	57,300	2,140,155

		3,055,419
Metals & Mining 4.0%
Allied Nevada Gold Corp.	62,500	2,034,375
Cliffs Natural Resources, Inc.	122,900	3,533,375
Compass Minerals International, Inc.	55,200	4,217,280
Nucor Corp.	32,600	1,342,468
Southern Copper Corp.	12,800	464,640
Titanium Metals Corp.	171,900	2,856,978

		14,449,116
Telecommunication Services 2.3%
Diversified Telecommunication Services 0.7%
tw telecom, Inc.	98,000	2,517,620
Wireless Telecommunication Services 1.6%
Crown Castle International Corp.	56,600	3,821,632
SBA Communications Corp. "A"	26,800	1,844,376

		5,666,008
Utilities 0.9%
Gas Utilities 0.6%
AGL Resources, Inc.	18,200	709,436
National Fuel Gas Co.	24,400	1,270,752

		1,980,188
Multi-Utilities 0.3%
Integrys Energy Group, Inc.	21,200	1,127,204

Total Common Stocks Sold Short (Proceeds $366,820,789)		362,300,708

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities are pledged as collateral for short sales.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(c)	$366,753,166	$—	$—	$366,753,166
Short-Term Investments	6,512,707	—	—	6,512,707
Total	$373,265,873	$—	$—	$373,265,873

Liabilities
Investments Sold Short, at Value(c)	$(362,300,708)	$—	$—	$(362,300,708)
Total	$(362,300,708)	$—	$—	$(362,300,708)

There have been no transfers between fair value measurement levels during the period ended November 30, 2012.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Market Neutral Fund, a series of DWS Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2013